Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]

Note 24 - Leases

Within the framework of the lease agreements, the Group leases the following items:
1.          Land;
2.          Offices and vehicles.

The Group mostly leases land for the purpose of building renewable energy facilities. The total sum of the right-of-use asset which was recognized in the statement of financial position as of December 31, 2022 in respect of leases amounted to USD 96,515 thousand. The total lease liability which was recognized in the statement of financial position as of December 31, 2022 in respect of land leases amounted to USD 99,623 thousand.

Right-of-use assets

Composition

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2022	102,477	2,773	105,250
Additions	532	1,446	1,978
Amortization of right-of-use assets	(4,217)	(1,033)	(5,250)
Linkage	4,529	129	4,658
Reserve for translation differences	(9,774)	(347)	(10,121)
Balance as of December 31, 2022	93,547	2,968	96,515

USD in thousands Effects on the statements of income	For the year ended December 31, 2022

Interest expenses in respect of lease liability	(1,964)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(851)
Depreciation expenses	(3,245)

Total	(6,060)